Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating expenses
Research and development expenses	$ (261,168)	$ (2,479,627)
General and administrative fees	(361,342)	(570,663)
Legal and professional fees	(656,865)	(443,521)
Other operating income (expenses)	286,978	(67,086)
Total operating expenses	(992,397)	(3,560,897)
Other (expenses) income
Interest expense, net	(73,493)	(109,168)
Sundry income		286,946
Gain (Loss) on disposal of subsidiaries		(4,271)
Total other (expenses) income, net	(73,493)	173,507
Net loss	(1,065,890)	(3,387,390)
Other comprehensive (loss) gain
Exchange differences on translation of foreign operations	(247,967)	66,269
Other comprehensive (loss) gain	(247,967)	66,269
Comprehensive loss	(1,313,857)	(3,321,121)
Less: comprehensive loss attributable to non-controlling interests	(10,115)	(39,484)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	(1,303,742)	(3,281,637)
Less: net loss attributable to non-controlling interests	(10,115)	(39,484)
Net loss attributable to Aptorum Group Limited	$ (1,055,775)	$ (3,347,906)
Net loss per share – basic (in Dollars per share)	$ (0.15)	$ (0.62)
Net loss per common share, Diluted (in Dollars per share)	$ (0.15)	$ (0.62)
Weighted-average shares outstanding – basic (in Shares)	7,132,512	5,400,840
Weighted average number of common shares outstanding Diluted (in Shares)	7,132,512	5,400,840